Capital structure and financial items - Share capital, Treasury shares and Other reserves - Specification of Other reserves (Details) - DKK (kr) kr in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Disclosure of reserves within equity [line items]
Balance at the beginning of the year	kr 83,486	kr 70,746	kr 63,325
Other comprehensive income, net	(1,160)	4,778	(670)
Transfer of cash flow hedge reserve to intangible assets (note 4.3)	0	0	13
Balance at the end of the year	106,561	83,486	70,746
Other reserves
Disclosure of reserves within equity [line items]
Balance at the beginning of the year	2,449	(1,714)	(911)
Other comprehensive income, net	(1,173)	4,163	(816)
Transfer of cash flow hedge reserve to intangible assets (note 4.3)	0		13
Balance at the end of the year	1,276	2,449	(1,714)
Other reserves | Exchange rate adjustments
Disclosure of reserves within equity [line items]
Balance at the beginning of the year	1,385	(904)	(2,528)
Other comprehensive income, net	(1,404)	2,289	1,624
Transfer of cash flow hedge reserve to intangible assets (note 4.3)			0
Balance at the end of the year	(19)	1,385	(904)
Other reserves | Cash flow hedges
Disclosure of reserves within equity [line items]
Balance at the beginning of the year	1,026	(1,740)	1,802
Other comprehensive income, net	586	2,766	(3,557)
Transfer of cash flow hedge reserve to intangible assets (note 4.3)			15
Balance at the end of the year	1,612	1,026	(1,740)
Other reserves | Tax and other items
Disclosure of reserves within equity [line items]
Balance at the beginning of the year	38	930	(185)
Other comprehensive income, net	(355)	(892)	1,117
Transfer of cash flow hedge reserve to intangible assets (note 4.3)			(2)
Balance at the end of the year	kr (317)	kr 38	kr 930